Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Adjustments Resulting From Foreign Currency Translations	Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 were as follows:

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Amounts (credited)/charged	$(14,316)	$5,979	$590

Estimated Useful Lives of Assets	Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5